Note 5 - Shareholders' Equity - Number of Shares to be Purchased Per Stock Purchase Contract (Details) - Common Stock [Member] - Parent Company [Member] - $ / shares	Mar. 01, 2024	Feb. 28, 2021
Forecast [Member]
Less than $78.6906, but greater than $64.24 (in dollars per share)	$ 50.00
Minimum [Member]
Equal to or greater than $78.6906 (“threshold appreciation price”) (in shares)		0.6354
Minimum [Member] | Forecast [Member]
Equal to or greater than $78.6906 (“threshold appreciation price”) (in shares)	0.6354
Maximum [Member] | Forecast [Member]
Equal to or greater than $78.6906 (“threshold appreciation price”) (in shares)	0.7783